DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 0			$ 0
Fair value of Derivative Liability			$ 57,883
Change in fair value of derivative liability					$ 57,883	$ 57,883	$ 614,658
Derivative liabilities						$ 0